SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2014	2013	2012
Year end RMB: US$ exchange rate	6.1460	6.1943	6.3086
Average yearly RMB: US$ exchange rate	6.1457	6.1122	6.3116